Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-Term Incentive Compensation
To promote and reward the achievement of the Company’s long-term performance objectives, and to attract, motivate, and retain high-caliber leadership, the Company uses two forms of long-term incentives to align the interests of executives with those of our shareholders:

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Restricted Stock Units (“RSUs”) – Value increases or decreases with share performance, aligning the interests of NEOs with shareholders. The three-year vesting period for RSUs strongly supports NEO retention in addition to alignment with shareholders.

•
Performance Share Units (“PSUs”) – Provides value based on the achievement of results against the Company’s key performance metrics, relative to peers, over a three-year performance period, rewarding achievement of longer-term financial goals while putting the award at risk if threshold results are not achieved. Value is also directly related to share performance, further aligning NEOs’ and shareholders’ interests.

The Company’s practice is to issue equity awards in the form of RSUs and PSUs only, and not in the form of stock options or Stock Appreciation Rights (SARs). Additionally, it is the Company’s practice to grant annual equity awards on a default date following the Committee’s compensation decisions and to grant equity awards to newly hired or promoted executives on the next available open-window default date.
Each NEO’s long-term incentive award target, as shown in the
2024 Long-Term Incentive Awards
table below, is determined based on the individual’s responsibilities, market-level competitive positioning for similar roles, and consideration of internal alignment. Awards to executive officers are split 50% each to PSUs and RSUs. The performance metrics related to the long-term incentive awards and vesting periods encourage a focus on sustained, long-term results.

Award Timing Predetermined	true
Award Timing MNPI Considered	true